Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2018	Mar. 25, 2019	Jun. 30, 2018
Document And Entity Information
Entity Registrant Name	Carolina Trust BancShares, Inc.
Entity Central Index Key	0001676667
Current Fiscal Year End Date	--12-31
Entity a Well-known Seasoned Issuer	No
Entity a Voluntary Filer	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Ex Transition Period	false
Entity Public Float			$ 56,494,173
Entity Common Stock, Shares Outstanding		9,296,977
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY